SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Jul. 31, 2023
SIGNIFICANT ACCOUNTING POLICIES
SIGNIFICANT ACCOUNTING POLICIES

2. SIGNIFICANT ACCOUNTING POLICIES

The principal accounting policies applied in the preparation of these Financial Statements are described below. These policies have been consistently applied for all years presented, unless otherwise stated.

(a) Statement of compliance

The Financial Statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and the International Financial Reporting Interpretations Committee (“IFRIC”), effective for the Company’s fiscal year ended July 31, 2023.

The Company’s Board of Directors authorized issuance of these Financial Statements on November 27, 2023.

(b) Basis of presentation and consolidation

The Financial Statements have been prepared on a historical cost basis, except for financial instruments measured at fair value. In addition, these Financial Statements have been prepared using the accrual basis of accounting, except for cash flow information.

The Financial Statements include the accounts of the Company and the subsidiaries that it controls. Control is achieved when the Company is exposed to, or has rights to, variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Intercompany balances and transactions including any unrealized income and expenses arising from intercompany transactions are eliminated upon consolidation.

As at July 31, 2023 and 2022, the Company held a 0% (2022 - 100%) interest in QZMG Resources Ltd., a company that held a 0% (2022 - 100%) interest in Wavecrest Resources Inc.

(c) Significant accounting estimates and judgments

The preparation of financial statements in conformity with IFRS requires management to make judgments, estimates, and assumptions that affect the application of policies and reported amounts of assets and liabilities, income, and expenses. Actual results may differ from these estimates. The impact of such estimates is pervasive throughout the financial statements and may require accounting adjustments based on future occurrences. Revisions to accounting estimates are recognized in the period in which the estimate is revised and future periods if the revision affects both current and future periods. These estimates are based on historical experience, current and future economic condition, and other factors, including expectations of future events that management believes are reasonable under the circumstances. Changes in the subjective inputs and assumptions can materially affect fair value estimates.

Specific areas where significant estimates or judgments exist are:

•	Management has applied judgment on settlement of debt with related parties as to whether they were acting in the capacity as creditor or shareholder.
•	Assessment of the Company’s ability to continue as a going concern.

(d) Foreign currency

The functional and presentational currency of the Company and its subsidiaries is the Canadian Dollar (“CAD”).

Transactions in currencies other than the functional currency of the Company are recorded at the rates of exchange prevailing on the dates of transactions. At each financial position reporting date, monetary assets and liabilities that are denominated in foreign currencies are translated at the rates of exchange prevailing at the reporting date. Non-monetary items that are measured in terms of historical cost in a foreign currency are not re-translated. Gains and losses arising on translation are included in profit or loss for the year.

(e) Financial instruments

Financial assets and liabilities are recognized when the Company becomes party to the contracts that give rise to them. The Company determines the classification of its financial assets and liabilities at initial recognition, and, where allowed and appropriate, re-evaluates such classification at each financial year-end. The Company does not have any derivative financial instruments.

A financial asset (unless it is a trade receivable without a significant financing component that is initially measured at the transaction price) is initially measured at fair value plus, for an item not measured at fair value through profit or loss (“FVTPL”), transaction costs that are directly attributable to its acquisition. The directly attributable transaction costs of a financial asset classified at FVTPL are expensed in the period in which they are incurred.

Measurement

Financial assets and liabilities measured at amortized cost

A financial asset is measured at amortized cost if it meets both the following conditions and is not designated as FVTPL:

•	it is held within a business model whose objective is to hold assets to collect contractual cash flows; and
•	its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Financial assets and liabilities are subsequently measured at amortized cost using the effective interest method. The amortized cost is reduced by impairment losses.

Interest income, foreign exchange gains and losses, and impairment losses are recognized in profit or loss. Any gain or loss on the derecognition of the financial asset is recognized in profit or loss.

Financial assets measured at fair value through other comprehensive income (“FVTOCI”)

A receivable investment is measured at FVTOCI if it meets both the following conditions and is not designated as FVTPL:

•	it is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets; and
•	its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

On the initial recognition of an equity instrument that is not held for trading, the Company may irrevocably elect to present subsequent changes in the investment’s fair value in other comprehensive income (“OCI”). This election is made on an investment-by-investment basis.

Receivable investments measured at FVTOCI are subsequently measured at fair value. Interest income calculated using the effective interest method, foreign exchange gains and losses, and impairment are recognized in profit or loss. Other net gains and losses are measured in OCI. On de- recognition, gains and losses accumulated in OCI are reclassified to profit or loss.

Equity investments measured at FVTOCI are subsequently measured at fair value. Dividends are recognized as income in profit or loss unless the dividend clearly represents a recovery of part of the cost of the investment. Other net gains and losses are recognized in OCI and are never reclassified to profit or loss.

Financial assets and liabilities measured at fair value through profit or loss

All financial assets not classified as measured at amortized cost or measured at FVTOCI, as described above, are measured at FVTPL; this includes all derivative financial assets. On initial recognition, the Company may irrevocably designate a financial asset that otherwise meets the requirements to be measured at amortized cost or measured at FVTOCI as FVTPL if doing so eliminates, or significantly reduces, an accounting mismatch that would otherwise arise.

Financial assets and liabilities are subsequently measured at fair value and transaction costs are expensed in profit or loss. Net gains and losses, including any interest or dividend income, are recognized in profit or loss.

Impairment of financial assets at amortized cost

An ‘expected credit loss’ impairment model applies which requires a loss allowance to be recognized based on expected credit losses. The estimated present value of future cash flows associated with the asset is determined and an impairment loss is recognized for the difference between this amount and the carrying amount as follows: the carrying amount of the asset is reduced to estimated present value of the future cash flows associated with the asset, discounted at the financial asset’s original effective interest rate, either directly or through the use of an allowance account and the resulting loss is recognized in profit or loss for the period.

Impairment of financial assts at amortized cost (continued)

In a subsequent period, if the amount of the impairment loss related to financial assets measured at amortized cost decreases, the previously recognized impairment loss is reversed through profit or loss to the extent that the carrying amount of the investment at the date the impairment is reversed does not exceed what the amortized cost would have been had the impairment not been recognized.

Derecognition

Financial assets

The Company derecognizes financial assets only when the contractual rights to cash flows from the financial assets expire, or when it transfers the financial assets and substantially all of the associated risks and rewards of ownership to another entity. Gains and losses on derecognition are generally recognized in profit or loss.

(f) Exploration and evaluation expenditures

Exploration and evaluation expenditures are expenditures incurred by the Company in connection with the exploration for and evaluation of mineral resources before the technical feasibility and commercial viability of extracting a mineral resource are demonstrable.

Exploration and evaluation expenditures are expensed as incurred, except for initial expenditures associated with the acquisition of exploration and evaluation assets through a business combination or an asset acquisition.

Exploration and evaluation expenditures include the cash consideration and the estimated fair market value of common shares on the date of issue or as otherwise provided under the relevant agreements for exploration costs.

Administrative expenditures related to exploration activities are expensed in the period incurred.

(g) Mineral property interests

Expenditures incurred by the Company in connection with a mineral property after the technical feasibility and commercial viability of extracting a mineral resource are demonstrable are capitalized. Such amounts are then amortized over the estimated life of the property following the commencement of commercial production, or are written off if the property is sold, allowed to lapse, or abandoned, or when impairment has been determined to have occurred.

Mineral property interests, if any, are assessed for impairment if (i) sufficient data exists to determine technical feasibility and commercial viability, and (ii) facts and circumstances suggest that the carrying amount exceeds the recoverable amount.

Mineral property interests attributable to an area of interest are tested for impairment and then reclassified to mineral property and development assets within property, plant, and equipment once the technical feasibility and commercial viability of the extraction of mineral resources in an area of interest are demonstrable.

Recoverability of the carrying amount of mineral property interests is dependent on successful development and commercial exploitation, or alternatively, a sale of the respective areas of interest.

(h) Impairment of non-financial assets

At the end of each reporting period, the carrying amounts of the Company’s assets are reviewed to determine whether there is any indication that those assets are impaired. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment, if any. The recoverable amount is the greater of (i) fair value less costs to sell, and (ii) value in use. Fair value is estimated as the amount that would be obtained from the sale of the asset in an arm’s length transaction between knowledgeable and willing parties. In assessing value in use, the estimated future cash flows are discounted to their present value using a discount rate that reflects current assessments of the Company’s cost of capital and the risks specific to the asset.

If the recoverable amount of an asset is estimated to be less than its carrying amount, the carrying amount of the asset is reduced to its recoverable amount and an impairment loss is recognized in profit or loss for the period. For an asset that does not generate largely independent cash inflows, the recoverable amount is determined for the cash-generating unit to which the asset belongs.

Where an impairment loss subsequently reverses, the carrying amount of the asset (or cash- generating unit) is increased to the revised estimate of its recoverable amount, but to an amount that does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset (or cash-generating unit) in prior years. A reversal of an impairment loss is recognized immediately in profit or loss.

(i) Share capital

Common shares of the Company are classified as equity. Transaction costs directly attributable to the issuance of common shares and share purchase options are recognized as a deduction from equity, net of any tax effects.

When the Company issues common shares for consideration other than cash, the transaction is measured at fair value based on the quoted market price of the Company’s common shares on the date of issuance.

The Company will from time-to-time issue flow-through common shares, pursuant to which it transfers the tax deductibility of the related resource expenditures to shareholders. On issuance, the Company bifurcates the proceeds received into i) a flow-through share premium, equal to the estimated premium, if any, investors pay for the flow-through feature, which is recognized as a liability, and ii) share capital. Upon expenses being incurred, the Company derecognizes this liability and recognizes this premium as other income, offsetting any expense associated with the Company’s expenditure of the flow-through proceeds.

(j) Earnings (loss) per share

Basic earnings (loss) per share is computed by dividing net earnings (loss) attributable to common shareholders by the weighted average number of common shares outstanding during the reporting period. Diluted earnings (loss) per share is determined by the same way that basic earnings (loss) per share except that the weighted average common shares outstanding are increased to include additional common shares for the assumed exercise of stock options and warrants, if dilutive. The number of additional common shares is calculated by assuming that outstanding stock options and warrants were exercised and that proceeds from such exercises were used to acquire common shares at the average market price during the reporting period. For the year. For the years ended July 31, 2023 and 2022, basic and diluted loss per share are the same as the effect of issuance of additional common shares is anti-dilutive.

(k) Share-based payments

Share-based payments to employees and others providing similar services are measured at the fair value of equity instruments at the grant date. The fair value determined at the grant date is charged to share-based compensation over the vesting period, based on the Company’s estimate of the equity instruments that will eventually vest.

Share-based payment transactions with other parties are measured at the fair value of the goods or services received, except where the fair value cannot be estimated reliably, in which case they are measured at the fair value of the equity instruments granted, measured at the date the entity obtains the goods or the counterparty renders the service.

(l) Rehabilitation provision

An obligation to incur rehabilitation and site restoration costs arises when environmental disturbance is caused by the exploration, development, or ongoing production of a mineral property interest. Such costs arising from the decommissioning of plant and other site preparation work, discounted to their net present value, are provided for, and capitalized, at the start of each project, as soon as the obligation to incur such costs arises. These costs are charged against earnings over the life of the operation.

The Company has no known rehabilitation and site restoration costs.

(m) Income taxes

Income tax on the profit or loss for the years presented comprises of current and deferred tax. Income tax is recognized in profit or loss except to the extent that it relates to items recognized directly in equity, in which case it is recognized in equity.

Current tax expense is the expected tax payable on taxable income for the year, using tax rates enacted or substantively enacted at year-end, adjusted for amendments to tax payable with regards to previous years.

Deferred tax is calculated by providing for temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes.

The following temporary differences are not provided for:

•	goodwill not deductible for tax purposes;
•	the initial recognition of assets or liabilities that affect neither accounting nor taxable profit; and,
•	differences relating to investments in subsidiaries, associates, and joint ventures to the extent that they will probably not reverse in the foreseeable future.

The amount of deferred tax provided is based on the expected manner of realization or settlement of the carrying amount of assets and liabilities, using tax rates enacted or substantively enacted at the financial position reporting date applicable to the period of expected realization or settlement.

A deferred tax asset is recognized only to the extent that it is probable that future taxable profits will be available against which the asset can be utilized.

Additional income taxes that arise from the distribution of dividends are recognized at the same time as the liability to pay the related dividend.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities, when they relate to income taxes levied by the same taxation authority, and the Company intends to settle its current tax assets and liabilities on a net basis.

(n) Leases

IFRS 16 provides a single lessee accounting model and requires the lessee to recognize assets and liabilities for all leases on its statement of financial position in order to present an entity’s lease obligations.

At lease commencement date, the Company recognizes a right-of-use asset and a lease liability on the balance sheet. The Company depreciates the right-of-use asset on a straight-line basis from the lease commencement date to the earlier of the end of the useful life of the right-of-use asset or the end of the lease term. The Company also assesses the right-of-use asset for impairment when such indicators exist.

At the commencement date, the Company measures the lease liability at the present value of the lease payments unpaid at that date, discounted using the interest rate implicit in the lease if that rate is readily available. If the interest rate implicit in the lease is not readily available, the Company discounts using the Company’s incremental borrowing rate. Lease payments included in the measurement of the lease liability are made up of fixed payments (including in substance fixed), variable payments based on an index or rate, amounts expected to be payable under a residual value guarantee and payments arising from options reasonably certain to be exercised.

Subsequent to initial measurement, the liability will be reduced for payments made and increased for interest. It is remeasured to reflect any reassessment or modification, or if there are changes in in-substance fixed payments. When the lease liability is remeasured, the corresponding adjustment is reflected in the right-of-use asset, or profit and loss if the right-of-use asset is already reduced to zero.

The Company has elected to account for short-term leases and leases of low-value assets using the practical expedients. Instead of recognizing a right-of-use asset and lease liability, the payments in relation to these are recognized as an expense in profit or loss on a straight-line basis over the lease term. On the consolidated statement of financial position, the right-of-use asset has been included under non-current assets and the lease liability has been included under current and non-current liabilities.